Net Operating Revenue - Schedule of Disaggregation of Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregation of Net Operating Revenue [Line Items]
Platform subscription service	R$ 89,651	R$ 77,690
Cancellations, returns and taxes on services	(5,735)	(6,308)
Revenue from platform subscription service	83,916	71,382
Data analytics service	4,272	7,080
Cancellations, returns and taxes on services	(488)	(789)
Revenue from data analytics service	3,784	6,291
Set-up and service	4,146	4,316
Cancellations, returns and taxes on services	(173)	(382)
Revenue from set-up and service	3,973	3,934
Other revenue	510	361
Cancellations, returns and taxes on services	(29)	(21)
Other revenue	481	340
Total net operating revenue	R$ 92,154	R$ 81,947